Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Intangible assets, Cost	$ 1,614,118
Accumulated amortization	85,677
Intangible assets, Net Carrying Value	$ 1,528,441
Non-Competes [Member]
Intangible assets, useful life	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118
Accumulated amortization	85,260
Intangible assets, Net Carrying Value	$ 937,858
Trademarks [Member]
Intangible assets, useful life, description	Indefinite
Indefinite lived intangible assets, Cost	$ 588,000
Accumulated amortization
Intangible assets, Net Carrying Value	$ 588,000
Internet Domain [Member]
Intangible assets, useful life	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000
Accumulated amortization	417
Intangible assets, Net Carrying Value	$ 2,583